STOCK BASED COMPENSATION (Tables)	12 Months Ended
Nov. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For options granted during the
	year ended
	November 30,
	2013	2012
Expected option life (years)	10.0	10.0
Expected stock price volatility (%)	96.5 - 98.8	104 - 105
Risk free interest rate (%)	2.51 - 2.55	1.53 - 1.86
Expected dividend yield (%)	0.0	0.0

Schedule of Stock Options Granted to Employees and Directors [Table Text Block]
	2013		2012
		Weighted		Weighted
	Number	Average	Number	Average
	Of	exercise	of	exercise
	Options	price	options	price
		$		$
Options outstanding at the
beginning of the year	10,315,815	0.297	-	-
Changes during the year:
Granted	1,978,950	0.96	10,315,815	0.297
Expired	-	-	-	-
Options outstanding at end of the year	12,294,765	0.265	10,315,815	0.297
Options exercisable at end of the year	6,611,982	0.20	2,781,905	0.17

Schedule of Information Stock Options Granted to Employees and Directors [Table Text Block]
		Weighted average
	Number of	remaining	Weighted average
Exercise	outstanding	contractual	Exercise	Aggregate
Prices	options	Life	price	intrinsic value
$		Years	$	$
0.0001	2,781,905	8.17	0.0001	1,947,055
0.001	5,067,235	8.52	0.001	3,541,997
0.69	2,781,905	8.17	0.69	27,819
0.75	250,000	9.62	0.75	-
0.79	942,520	8.62	0.79	-
0.85	471,200	8.51	0.85	-
	12,294,765	8.39	0.265	5,516,871

Schedule of Disclosure of Share-based Compensation Stock Options Exercisable [Table Text Block]
	Number of
Exercise	exercisable	Total
prices	options	Exercise value

$		$
0.0001	2,781,905	278
0.001	1,924,556	1,925
0.69	1,622,778	1,119,717
0.79	188,504	148,918
0.85	94,240	80,104
	6,611,982	1,350,942

Schedule of Fair Value of Stock Options Granted Valuation Assumptions [Table Text Block]
	For options granted	For options granted
	during the year	during the year
	ended	ended
	November 30	November 30,
	2013	2012
Expected option life (years)	10.0	10.0
Expected stock price volatility (%)	97.1	104 - 110
Risk free interest rate (%)	2.63	1.51 - 1.62
Expected dividend yield (%)	0.0	0.0

Schedule of Stock Options Granted to Non-Employees [Table Text Block]
	2013		2012
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	exercise
	options	Price	options	price
				$
Options outstanding at the beginning of the year	1,278,104	0.95	-	-
Changes during the year:
Granted - at market price	100,000	0.96	1,278,104	0.95
Expired	-	-	-	-
Options outstanding at end of the year	1,378,104	0.95	1,278,104	0.95
Options exercisable at end of the year	644,418	0.79	176,726	0.69

Schedule of Information Options Granted to Non-Employees [Table Text Block]
		Weighted
		average	Weighted
	Number of	remaining	average
Exercise	outstanding	contractual	Exercise	Aggregate
prices	options	Life	price	intrinsic value
$		Years		$
0.61	100,000	8.98	0.61	9,000
0.69	706,904	8.17	0.69	7,069
0.9	100,000	9.34	0.96	-
1.4	471,200	8.37	1.4	-
	1,378,104	8.38	0.95	16,069

Schedule of Stock Options Exercisable [Table Text Block]
	Number of
Exercise	exercisable	Total
prices	options	Exercise price
$		$

0.61	20,000	12,200

0.69	530,178	365,822

1.4	94,240	131,936

	644,418	509,958